Average Annual Total Returns - Invesco Financial Preferred ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 1Year	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 5Years	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 10Years	Wells Fargo® Hybrid and Preferred Securities Financial Index (reflects no deduction for fees, expenses or taxes) 1Year		Wells Fargo® Hybrid and Preferred Securities Financial Index (reflects no deduction for fees, expenses or taxes) 5Years		Wells Fargo® Hybrid and Preferred Securities Financial Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Dec. 01, 2006	7.50%	6.00%	6.97%	6.16%	4.64%	5.60%	5.22%	4.51%	5.41%	[1]	[1]	[1]	7.47%	[2]	6.30%	[2]	7.40%	[2]	7.97%	6.23%	6.66%

[1]	Effective after the close of markets on June 30, 2021, the Fund changed its underlying index from the Wells Fargo® Hybrid and Preferred Securities Financial Index to the ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index. Prior to the commencement date of February 23, 2021, performance for the Underlying Index is not available.
[2]	Going forward, the table will present blended performance information composed of the performance of the Fund's previous underlying index from Fund inception through the conversion date, June 30, 2021, followed by the performance of the Fund's new underlying index since the conversion date.